Transactions with Related Parties (Details) - Schedule of transactions with related parties - USD ($)	Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Schedule Of Transactions With Related Parties Abstract
Contributions/ (distributions) by/to the shareholders	$ (233,457)		$ 77,090,648		$ 951,539		$ 3,878,302
Amounts paid on behalf of the Group by the shareholders		[1]	1,135,484	[1]	7,850,431	[2],[3]	9,504,034	[2]
Amounts paid by the Group on behalf of the shareholders			(1,669,424)		(2,296,354)
Distributions to shareholders			(53,279,016)		(29,209,289)
Total	$ (233,457)		$ 23,277,692		$ (22,703,673)		$ 13,382,336

[1]	These include expenses paid on behalf of the Group which includes other operational expenses paid by the shareholders on behalf of the Group.
[2]	These include expenses paid on behalf of the Company including lease liability payments and other operational expenses paid by the owners on behalf of the Company.
[3]	These include expenses paid on behalf of the Group which includes other operational expenses paid by the shareholders on behalf of the Group.